11. PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant and Equipment Income Statement Disclosures [Abstract]
Facilities and plant equipment		$ 169,229	$ 168,036
Land		2,570	2,570
Other equipment, vehicles and furniture		5,280	4,918
Construction in progress		4,014	3,328
Property, Plant and Equipment, Gross		181,093	178,852
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(30,684)	(19,235)
Property, Plant and Equipment, Net	$ 147,863	$ 150,409	$ 159,617